INVESTMENT IN JOINT VENTURE	3 Months Ended
Mar. 31, 2019
Disclosure of joint ventures [abstract]
INVESTMENT IN JOINT VENTURE
10.	INVESTMENT IN JOINT VENTURE

On March 30, 2019, Pure Sunfarms exercised its option acquire from Village Farms International, Inc. (“Village Farms”) a second 1.1 million square foot (25 acre) greenhouse (“Delta 2”) adjacent to Pure Sunfarms’ existing 1.1 million square foot greenhouse in Delta, BC.
In accordance with the terms of the Pure Sunfarms joint venture agreement, Village Farms is contributing the Delta 2 facility to the joint venture and the Company has committed to contribute an aggregate of  $
25
million in cash, of which $2.5 million was paid during the three months ended March 31, 2019.

Profits and losses resulting from upstream and downstream transactions between the Company and Pure Sunfarms are recognized in the Financial Statements only to the extent of unrelated investor's interests in the associates. Unrealized gains arising from transactions with the associate are eliminated. Unrealized losses resulting from transactions with the associate are also eliminated, but only to the extent that there is no evidence of impairment.

The Company’s investment in Pure Sunfarms is as follows:

$
Balance at December 31, 2018	25,660,842
Investment in JV	25,000,000
Transaction costs	290,000
Share of income	5,812,219
Balance at March 31, 2019	56,763,061

Summarized financial information for Pure Sunfarms is set out below:

	March 31	December 31
	2019	2018
	$	$
Non-current assets	101,001,349	67,263,020
Current assets (a)	68,488,991	20,414,439
Total assets	169,490,340	87,677,459

Current liabilities	38,811,079	39,465,718
Non-current liabilities	23,728,152	2,688,273
Total liabilities	62,539,231	42,153,991

(a) includes cash and cash equivalents	7,026,964	2,361,948

	Three months ended	Three months ended
	March 31	March 31
	2019	2018
	$	$
Sales	14,359,432	-
Cost of Sales (b)	5,076,197	-
Gross margin before fair value changes	9,283,235	-

Realized fair value amounts included in inventory sold	8,276,022	-
Change in fair value of biological asset	(16,390,039)	-
Gross margin	17,397,251	-
Selling, general and administrative expenses	1,328,594	554,234
Income (loss) from operations	16,068,658	(554,234)

Other income (loss)	63,857	(49,351)
Income (loss) before taxes	16,132,515	(603,585)

Provision for income taxes	4,704,874	-
Net income (loss)	11,427,641	(603,585)
(b) includes $606,265 of amortization expense

Net Income (loss)	11,427,641	(603,585)
Elimination of transactions with the Company	(809,653)	-
Fair value adjustment	1,006,451	-
Adjusted net income (loss)	11,624,439	(603,585)

50% Share of income (loss) from joint venture	5,812,219	(301,793)

A reconciliation of the summarized financial information to the carrying amount of the investment in Pure Sunfarms is set out below:

	March 31	December 31
	2019	2018
	$	$
Total net assets of Pure Sunfarms	106,951,109	45,523,468
50% ownership interest held by the Company	53,475,554	22,761,734
2018 cumulative adjustments carried forward	2,669,470	-
Fair value adjustment recognized during the three month period	503,225	3,964,388
Elimination of transactions with the Company during the three month period	(404,827)	(1,294,919)
Transaction costs	519,639	229,639
Carrying amount of the investment	56,763,061	25,660,842

To date, Pure Sunfarms has not issued dividends. As a privately held company, there are no quoted market prices available for the shares of Pure Sunfarms.